GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 5: GOODWILL AND INTANGIBLE ASSETS

The following is a summary of goodwill attributable to each business combination:

	September 30,	December 31
	2024	2023
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

The following table summarizes information relating to the Company’s identifiable intangible assets as of September 30, 2024:

	Gross	Accumulated	Carrying
	Amount	Amortization	Value
Amortized:
Customer relationships	$8,634,560	$(6,551,861)	$2,082,699
	$8,634,560	$(6,551,861)	$2,082,699

Indefinite-lived:
Brand name	5,241,880	—	5,241,880
	$13,876,440	$(6,551,861)	$7,324,579

At September 30, 2024, management determined that indicators of impairment existed with regards to the Bailey44 reporting unit. The qualitative assessment was primarily due to reduced revenues of Bailey44 as compared to the Company’s projections, as well as the entity’ liabilities in excess of assets. As such, the Company recorded an impairment to the brand name intangible asset of $600,000.

The Company recorded amortization expense of $618,543 and $719,547 during the three months ended September 30,2024 and 2023, and $2,057,637 and $2,478,824 during the nine months ended September 30, 2024 and 2023, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

NOTE 7: GOODWILL AND INTANGIBLE ASSETS

Goodwill

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

Refer to Note 3 for discussion on the goodwill impairment recorded in 2022.

In connection with the H&J disposition, the Company derecognized $1,130,311 in goodwill.

Intangible Assets

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 and 2022:

December 31, 2023	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$8,634,560	$(4,494,223)	$4,140,337
	$8,634,560	$(4,494,223)	$4,140,337

Indefinite-lived:
Brand name	5,841,880	—	5,841,880
	$14,476,440	$(4,494,223)	$9,982,217

December 31, 2022	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$9,734,560	(2,670,202)	$7,064,358
	9,734,560	(2,670,202)	7,064,358

Indefinite-lived:
Brand name	5,841,880	—	5,841,880
	$15,576,440	$(2,670,202)	$12,906,238

Refer to Note 3 for discussion on the intangible asset impairment recorded in 2022.

The Company recorded amortization expense of $1,993,616 and $2,151,250 during the years ended December 31, 2023 and 2022, respectively, which is included in general and administrative expenses in the consolidated statements of operations.

Future amortization expense at December 31, 2023 is as follows:

Year Ending December 31,
2024	2,474,177
2025	1,666,160
$4,140,337